NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6%
	Communications - 3.3%
8,903	EchoStar Corporation, Class A(a)	$227,739
10,227	IAC, Inc.(a)	469,828
8,379	Iridium Communications, Inc.(a)	228,914
2,443	John Wiley & Sons, Inc., Class A	108,860
14,077	Telephone & Data Systems, Inc.	545,343
		1,580,684
	Consumer Discretionary - 16.3%
8,579	Advance Auto Parts, Inc.	336,383
2,827	Asbury Automotive Group, Inc.(a)	624,314
10,466	Autoliv, Inc.	925,717
15,499	Bath & Body Works, Inc.	469,930
9,531	Brunswick Corporation	513,245
8,287	Etsy, Inc.(a)	390,981
19,376	Gentex Corporation	451,461
41,129	Goodyear Tire & Rubber Company (The)	380,032
23,930	Hanesbrands, Inc.(a)	138,076
4,885	KB Home	283,916
16,063	Kohl’s Corporation	131,395
10,431	Meritage Homes Corporation(a)	739,349
60,019	Newell Brands, Inc.	372,118
2,694	Penske Automotive Group, Inc.	387,882
7,559	Polaris, Inc.	309,465
3,864	Scotts Miracle-Gro Company (The)(a)	212,095
2,537	Vail Resorts, Inc.	405,971
47,746	VF Corp.	741,018
		7,813,348
	Consumer Staples - 3.5%
1,240	Boston Beer Company, Inc. (The), Class A(a)	296,162
7,030	Edgewell Personal Care Company(a)	219,406
14,013	Grocery Outlet Holding Corp(a)	195,902
1,419	Lancaster Colony Corporation	248,324
3,581	PriceSmart, Inc.	314,591
7,104	Simply Good Foods Company (The)(a)	245,017

NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	Consumer Staples - 3.5% (Continued)
6,642	TreeHouse Foods, Inc.(a)	$179,932
		1,699,334
	Energy - 3.3%
10,315	California Resources Corporation	453,551
19,783	Murphy Oil Corporation	561,837
14,136	PBF Energy, Inc., Class A	269,856
5,449	Weatherford International PLC	291,794
		1,577,038
	Financials - 25.6%
14,961	Air Lease Corporation	722,765
4,856	Ameris Bancorp	279,560
27,216	Arbor Realty Trust, Inc.	319,788
12,952	Atlantic Union Bancshares Corporation	403,325
5,835	BankUnited, Inc.	200,957
24,963	Blackstone Mortgage Trust, Inc., Class A REIT	499,260
7,176	Bread Financial Holdings, Inc. (a)	359,374
8,568	Brighthouse Financial, Inc.(a)	496,858
19,000	Comerica, Inc.	1,122,140
2,729	Community Bank System, Inc.	155,171
11,193	CVB Financial Corporation	206,623
4,388	Federated Investors, Inc.	178,899
8,179	First Financial Bankshares, Inc.	293,790
10,523	First Hawaiian, Inc.	257,182
43,838	Flagstar Financial Inc.	509,398
13,941	Fulton Financial Corporation	252,193
1,950	GATX Corporation	302,777
6,135	Independent Bank Corporation	384,358
24,604	Lincoln National Corp.	883,530
9,227	Mr. Cooper Group, Inc.(a)	1,103,548
11,824	Radian Group, Inc.	391,020
12,228	Seacoast Banking Corporation of Florida	314,626
8,790	Selective Insurance Group, Inc.	804,637
18,109	Simmons First National Corporation, Class A	371,778
3,925	StepStone Group, Inc., Class A(a)	205,003

NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	Financials - 25.6% (Continued)
17,225	United Community Banks, Inc.	$484,539
4,613	Walker & Dunlop, Inc.	393,766
11,720	Washington Federal, Inc.	334,958
		12,231,823
	Health Care - 6.7%
8,615	Bruker Corporation	359,590
4,451	CONMED Corporation	268,796
24,842	Envista Holdings Corporation(a)	428,774
8,405	Mural Oncology PLC(a)	277,533
28,554	Neogen Corporation(a)	247,563
6,665	Omnicell, Inc.(a)	233,008
37,163	Organon & Co.	553,357
13,876	Premier, Inc., Class A	267,529
9,502	QuidelOrtho Corp.(a)	332,285
15,082	Select Medical Holdings Corporation	251,869
		3,220,304
	Industrials - 13.9%
9,066	ABM Industries, Inc.	429,366
2,768	Advanced Energy Industries, Inc.	263,818
2,535	Arcosa, Inc.(a)	195,499
11,426	Avista Corporation	478,407
2,931	Exponent, Inc.	237,587
11,143	Gates Industrial Corp. PLC(a)	205,143
17,251	GXO Logistics, Inc.(a)	674,169
5,840	Hexcel Corporation	319,798
8,765	Hub Group, Inc., Class A(a)	325,795
43,116	JetBlue Airways Corporation(a)	207,819
11,216	Kennametal, Inc.	238,900
3,567	Littelfuse, Inc.	701,771
2,019	Novanta, Inc.(a)	258,170
21,205	Resideo Technologies, Inc.	375,329
14,652	Robert Half International, Inc.	799,267
9,230	Timken Company (The)	663,360

NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	Industrials - 13.9% (Continued)
8,927	Werner Enterprises, Inc.	$261,561
		6,635,759
	Materials - 6.8%
5,542	Boise Cascade Company	543,615
3,480	Cabot Corporation	289,327
7,877	H.B. Fuller Company	442,056
2,990	Materion Corporation	243,984
29,414	MDU Resources Group, Inc.	497,391
4,596	Minerals Technologies, Inc.	292,168
17,529	Peabody Energy Corporation(a)	237,518
12,833	Sealed Air Corporation	370,874
35,563	SunCoke Energy, Inc.(a)	327,180
		3,244,113
	Real Estate - 7.6%
5,353	Acadia Realty Trust REIT	112,145
7,796	COPT Defense Properties REIT	212,597
33,113	Cushman & Wakefield PLC(a)	338,415
10,157	Douglas Emmett, Inc. REIT	162,512
3,776	EastGroup Properties, Inc. REIT	665,143
7,865	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	229,972
5,966	Highwoods Properties, Inc.	176,832
42,434	LXP Industrial Trust REIT	367,054
12,051	Macerich Company (The)	206,916
10,331	PotlatchDeltic Corporation REIT	466,135
19,984	Rayonier, Inc. REIT	557,154
3,061	SL Green Realty Corporation REIT	176,620
		3,671,495
	Technology - 9.7%
11,701	Allegro MicroSystems, Inc.(a)	294,046
2,986	Cirrus Logic, Inc.(a)	297,570
6,730	Concentrix Corporation	374,457
6,679	Diodes, Inc.(a)	288,332
26,121	DXC Technology Company(a)	445,363
3,938	Insight Enterprises, Inc.(a)	590,661

NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	Technology - 9.7% (Continued)
7,769	Kulicke & Soffa Industries, Inc.	$256,222
1,253	Plexus Corporation(a)	160,547
13,641	Qorvo, Inc.(a)	987,745
4,100	Sanmina Corporation(a)	312,338
6,176	Ziff Davis, Inc.(a)	232,094
39,175	ZoomInfo Technologies, Inc., Class A(a)	391,750
		4,631,125
	Utilities - 1.9%
2,730	American States Water Company	214,796
8,586	California Water Service Group	416,078
3,319	Otter Tail Corporation	266,748
		897,622

	TOTAL COMMON STOCKS (Cost $52,656,067)	47,202,645

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 0.9%
	Equity - 0.9%
1,926	iShares Russell 2000 Value ETF	290,787
1,500	iShares S&P SmallCap 600 Value Index(a)	146,220
		437,007

	TOTAL EXCHANGE-TRADED FUNDS (Cost $466,486)	437,007

	TOTAL INVESTMENTS - 99.5% (Cost $53,122,553)	$47,639,652
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	245,673
	NET ASSETS - 100.0%	$47,885,325

(a)	Non-income producing security.

ETF	- Exchange-Traded Fund

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust